UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Wynnefield Capital, Inc.

   Address:   450 Seventh Avenue, Suite 509, New York, New York 10123.

   Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Joshua H. Landes
   Title:   Chief Operating Officer
   Phone:   (212) 760-0814

Signature, Place and Date of Signing:

   /s/ Joshua H. Landes               New York, NY             February 14, 2012
   --------------------               ------------             -----------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Wynnefield Capital, Inc.

Report Summary:

   Number of Other Included Managers:              0
   Form 13F Information Table Entry Total:         52
   Form 13F Information Table Value Total:         $258,106
                                                   (thousands)

List of Other Included Managers:

   None

FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED 12/31/2011

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                                  Title of             Value     Shares     SH   Put/   Investment  Other         Voting Authority
Name of Issuer                    Class     Cusip      (x$1000)  /Prn Amt   /PR  Call   Discretion  Managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ACADIA HEALTHCARE CO INC          COMM      00404A109     110       16,060  SH          Sole                     16,060
ADVANCED PHOTONIX INC-CL A        RSTD      00754E107   6,601    2,075,750  SH          Sole                  2,075,750
AEGION CORP                       COMM      00770F104   4,117      268,366  SH          Sole                    268,366
ALJ REGIONAL HOLDINGS INC         COMM      001627108       6       16,200  SH          Sole                     16,200
API TECHNOLOGIES CORP             COMM      00187E203   8,000    2,520,000  SH          Sole                  2,520,000
BREEZE-EASTERN CORP               COMM      106764103  17,303    2,117,911  SH          Sole                  2,117,911
CAGLES INC-CLASS A                COMM      127703106       3       58,733  SH          Sole                     58,733
CDC SOFTWARE CORP-ADR             ADRS      12507Y108   1,100      422,947  SH          Sole                    422,947
CHIQUITA BRANDS INTL              COMM      170032809   4,796      575,000  SH          Sole                    575,000
COLLECTIVE BRANDS INC             COMM      19421W100  10,045      739,050  SH          Sole                    739,050
CORE-MARK HOLDING CO INC          COMM      218681104  27,546      695,610  SH          Sole                    695,610
CROWN CRAFTS INC                  COMM      228309100   5,170    1,573,573  SH          Sole                  1,573,573
DIREXION SMALL CAP BEAR 3X        ETF       25459W110   6,312      238,387  SH          Sole                    238,387
EASYLINK SERVICES INTL-CL A       COMM      277858106   9,020    2,296,226  SH          Sole                  2,296,226
FEDERAL SIGNAL CORP               COMM      313855108   5,297    1,290,662  SH          Sole                  1,290,662
GLOBAL POWER EQUIPMENT GROUP INC  COMM      37941P306  10,688      458,121  SH          Sole                    458,121
HALOZYME THERAPEUTICS INC         COMM      40637H109   2,330      245,000  SH          Sole                    245,000
HANDY & HARMAN LTD                COMM      410315105   5,511      605,532  SH          Sole                    605,532
HECKMANN CORP                     COMM      422680108   9,410    1,470,000  SH          Sole                  1,470,000
HOOPER HOLMES                     COMM      439104100      14       23,200  SH          Sole                     23,200
ICON PLC - SPONSORED ADR          ADRS      45103T107  18,393    1,095,000  SH          Sole                  1,095,000
KID BRANDS INC                    COMM      49375T100     160       50,503  SH          Sole                     50,503
KINDRED HEALTHCARE INC            COMM      494580103   2,943      260,000  SH          Sole                    260,000
KRATOS DEFENSE & SECURITY         COMM      50077B207   5,791      970,000  SH          Sole                    970,000
LANDEC CORP                       COMM      514766104  14,156    2,564,524  SH          Sole                  2,564,524
LIN TV CORP-CL A                  COMM      532774106     857      204,803  SH          Sole                    204,803
MAGNUM HUNTER RESOURCES CORP      COMM      55973B102   1,858      344,800  SH          Sole                    344,800
MAM SOFTWARE GROUP INC            COMM      55277Q201   5,946    3,497,687  SH          Sole                  3,497,687
MOUNTAIN PROVINCE DIAMONDS        COMM      62426E402     354       91,985  SH          Sole                     91,985
MVC CAPITAL INC                   COMM      553829102  18,049    1,585,258  SH          Sole                  1,585,258
NATURES SUNSHINE PRODS INC        COMM      639027101  16,260    1,092,623  SH          Sole                  1,092,623
NEUTRAL TANDEM INC                COMM      64128B108   3,795      370,000  SH          Sole                    370,000
NEVADA GOLD & CASINOS INC         COMM      64126Q206     888      781,388  SH          Sole                    781,388
ONVIA INC                         COMM      68338T403      29       10,000  SH          Sole                     10,000
OVERHILL FARMS INC                COMM      690212105     199       55,701  SH          Sole                     55,701
PHYSICIANS FORMULA HOLDINGS       COMM      719427106   2,090      653,200  SH          Sole                    653,200
PILGRIM'S PRIDE CORP              COMM      72147K108     288       50,000  SH          Sole                     50,000
PRIMO WATER CORP                  COMM      74165N105   2,740      901,256  SH          Sole                    901,256
PROSHARES ULTRA GOLD              ETF       74347W601   2,370       30,000  SH          Sole                     30,000
ROTECH HEALTHCARE INC             COMM      778669101   3,116    2,517,500  SH          Sole                  2,517,500
SMTC CORPORATION                  COMM      832682207   2,040      723,450  SH          Sole                    723,450
SPDR GOLD TRUST                   ETF       78463V107   1,566       10,300  SH          Sole                     10,300
SUMMER INFANT INC                 COMM      865646103   9,429    1,339,427  SH          Sole                  1,339,427
SUN HEALTHCARE GROUP INC NEW      COMM      86677E100     178       45,920  SH          Sole                     45,920
S&W SEED CO                       COMM      785135104     191       44,800  SH          Sole                     44,800
TEAMSTAFF INC                     COMM      87815U303   1,953    1,294,092  SH          Sole                  1,294,092
ULTRAPETROL (BAHAMAS) LTD         COMM      P94398107     298      100,000  SH          Sole                    100,000
ULTRASHORT LEHMAN 20+ YEAR        ETF       74347R297     410       22,708  SH          Sole                     22,708
UNIGENE LABORATORIES INC          COMM      904753100   3,375    6,367,500  SH          Sole                  6,367,500
US NATURAL GAS FUND LP            ETF       912318110      65       10,000  SH          Sole                     10,000
VITACOST.COM INC                  COMM      92847A200   3,794      610,000  SH          Sole                    610,000
WESTMORELAND COAL CO              COMM      960878106   1,148       90,000  SH          Sole                     90,000